Financial instruments and risk management (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 3,845,465	R$ 2,345,032
Inflows	1,568,343	3,062,000
Cozani acquisition
Cancellation
Financial expenses	298,718	167,857
Foreign exchange variations, net	(19,567)	60,463
Payment	(723,134)	(1,789,887)
Ending balance	4,969,825	3,845,465
Leases [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,063,539	8,378,835
Inflows	2,472,827	2,041,474
Cozani acquisition	2,929,448
Cancellation	(93,491)	(202,379)
Financial expenses	1,329,839	858,260
Foreign exchange variations, net
Payment	(2,870,297)	(2,012,651)
Ending balance	12,831,865	9,063,539
Derivative Financial Instruments Assets Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(447,132)	(465,922)
Inflows	(166,779)	(296,464)
Cozani acquisition
Cancellation
Financial expenses	345,184	148,177
Foreign exchange variations, net	19,454	(60,574)
Payment	(258,978)	227,651
Ending balance	R$ (508,251)	R$ (447,132)